Goodwill and Intangible Assets - Allocation to Segments (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Goodwill Allocation to Segments [Line Items]
Goodwill	$ 456,380	$ 456,380
Non Life | P&C
Goodwill Allocation to Segments [Line Items]
Goodwill	241,530
Non Life | Specialty
Goodwill Allocation to Segments [Line Items]
Goodwill	196,047
Life and Health
Goodwill Allocation to Segments [Line Items]
Goodwill	$ 18,803